Shareholder Accounts		Corporate Offices
c/o Ultimus Fund Solutions, LLC		3707 W. Maple Road
P.O. Box 46707		Bloomfield Hills, MI 48301
Cincinnati, OH 45246		(248) 644-8500
1-888-726-0753	SCHWARTZ INVESTMENT TRUST	Fax (248) 644-4250

FILED VIA EDGAR

May 1, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Schwartz Investment Trust
File Nos. 33-51626

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust’s registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 34) has been filed electronically.

Please contact the undersigned at 513/587-3406 if you have any questions concerning this filing.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary